Average Annual Total Returns - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2022
Fidelity Advisor International Growth Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.52%
Past 5 years	14.02%
Past 10 years	10.48%
Fidelity Advisor International Growth Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.19%
Past 5 years	13.93%
Past 10 years	10.40%
Fidelity Advisor International Growth Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.45%
Past 5 years	11.35%
Past 10 years	8.74%
Fidelity Advisor International Growth Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	13.21%
Past 5 years	14.50%
Past 10 years	10.45%
Fidelity Advisor International Growth Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.76%
Past 5 years	14.22%
Past 10 years	10.41%
Fidelity Advisor International Growth Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	15.47%
Past 5 years	15.73%
Past 10 years	11.47%
Fidelity Advisor International Growth Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	15.57%
Past 5 years	15.89%
Since Inception	10.15%	[1]
MS270
Average Annual Return:
Past 1 year	11.41%
Past 5 years	13.78%
Past 10 years	10.23%

[1]	A From August 13, 2013